Non-Controlling Interest	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Non-Controlling Interest
On June 28, 2024, the Company acquired an additional 31% interest in PSN from Mubadala, resulting in the Company increasing its ownership interest in the Soto Norte Project to 51% and obtaining control over the Soto Norte Project (Note 5). The remaining 49% interest in the Soto Norte Project not held by the Company is presented as non-controlling interest. Aris Mining has the obligation to fund Mubadala's 49% share of certain operating costs until the earlier of the receipt of the environmental license for the Soto Norte Project or December 31, 2027.
The following table summarizes the financial information for PSN shown on a 100% basis, except where stated:

December 31, 2024
Current assets	$1,502
Non-current assets	590,602
Total assets	592,104
Current liabilities	4,947
Non-current liabilities	6,471
Total liabilities	11,418

Net assets	580,686
Non-controlling interest percentage	49%
Non-controlling interest	$284,536

Year-ended December 31, 2024
Revenue	$—
Project expenses	(2,634)
Total net loss	(2,634)

Non-controlling interest percentage	49%
Non-controlling interest	$(1,291)

Year-ended December 31, 2024
Cash flows from:
Operating activities	34
Investing activities	(8,121)
Financing activities ⁽¹⁾	4,167
(1)Financing activities includes $2.0 million in non-reciprocal contributions made by the Company to the Soto Norte Project.